Schedule of fair values due to short-term nature of assets and liabilities (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	€ 4,581,749	€ 3,691,420	€ 29,794,856
Marketable Securities	8,078,002	15,084,284
Total financial assets	12,659,751	18,775,704	29,794,856
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	4,581,749	3,691,420	29,794,856
Marketable Securities	8,078,002	15,084,284
Total financial assets	12,659,751	18,775,704	29,794,856
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Marketable Securities
Total financial assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Marketable Securities
Total financial assets